Inventories (Schedule of Inventories) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Operating Segments [Line Items]
Total inventory	$ 664,698,000	$ 409,521,000
Cost of sales	1,359,000,000	1,218,000,000
Uranium [member]
Disclosure Of Operating Segments [Line Items]
Concentrate	537,426,000	319,257,000
Broken ore	46,703,000	46,324,000
Total inventory	584,129,000	365,581,000
Fuel Services [Member]
Disclosure Of Operating Segments [Line Items]
Total inventory	80,144,000	43,549,000
Other [Member]
Disclosure Of Operating Segments [Line Items]
Total inventory	$ 425,000	$ 391,000